LEASES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	$ 29,338	$ 14,995
Right-of-use assets	18,273	8,273	$ 10,822
Offices
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	18,513	12,023
Right-of-use assets	7,753	5,424	5,925
Data center
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	10,825	2,972
Right-of-use assets	$ 10,520	$ 2,849	$ 4,897